Equity Accounted Investees - Kiro Grifols, S.L. (Details) - Kiro Grifols S. L (formerly Kiro Robotics S.L) € in Millions	Jul. 25, 2017 EUR (€)
Equity Accounted Investees
Additional stake acquired (as a percent)	40.00%
Share capital increase	€ 12.8
Ownership in subsidiary (as a percent)	90.00%